Schedule of Investments (unaudited)	iShares® MSCI India ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Bharat Electronics Ltd.	17,623,123	$22,887,634

Airlines — 0.2%
InterGlobe Aviation Ltd.(a)(b)	464,622	11,082,751

Auto Components — 1.2%
Balkrishna Industries Ltd.	372,854	9,390,925
Bharat Forge Ltd.	1,234,735	13,094,725
MRF Ltd.	9,202	10,615,863
Samvardhana Motherson International Ltd.	9,802,352	9,077,149
Tube Investments of India Ltd.	464,564	15,809,538
		57,988,200
Automobiles — 5.4%
Bajaj Auto Ltd.	334,864	15,448,055
Eicher Motors Ltd.	659,274	28,275,777
Hero MotoCorp Ltd.	529,926	18,640,664
Mahindra & Mahindra Ltd.	4,196,093	67,502,087
Maruti Suzuki India Ltd.	582,627	64,421,229
Tata Motors Ltd.(b)	8,007,011	43,653,747
TVS Motor Co. Ltd.	1,019,466	13,121,347
		251,062,906
Banks — 12.1%
AU Small Finance Bank Ltd.(a)	802,427	6,358,233
Axis Bank Ltd.	10,959,770	121,831,092
Bandhan Bank Ltd.(a)(b)	3,106,929	9,128,320
ICICI Bank Ltd.	24,841,694	291,060,469
Kotak Mahindra Bank Ltd.	2,680,819	64,289,925
State Bank of India	8,606,516	63,970,027
Yes Bank Ltd.(b)	54,364,900	11,492,814
		568,130,880
Beverages — 0.6%
United Spirits Ltd.(b)	1,401,481	16,125,277
Varun Beverages Ltd.	889,557	13,651,462
		29,776,739
Biotechnology — 0.2%
Biocon Ltd.	2,026,166	7,058,855

Chemicals — 3.5%
Asian Paints Ltd.	1,849,332	72,185,667
Berger Paints India Ltd.	1,170,911	8,969,303
PI Industries Ltd.	365,645	15,781,251
Pidilite Industries Ltd.	735,274	24,893,684
SRF Ltd.	714,641	20,871,455
UPL Ltd.	2,352,529	22,920,699
		165,622,059
Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,157,231	10,506,574

Construction & Engineering — 1.8%
Larsen & Toubro Ltd.	3,320,016	84,852,154

Construction Materials — 2.5%
ACC Ltd.	362,189	11,444,988
Ambuja Cements Ltd.	2,872,312	20,242,447
Grasim Industries Ltd.	1,269,705	27,485,828
Shree Cement Ltd.	52,192	15,370,135
UltraTech Cement Ltd.	487,169	42,457,711
		117,001,109
Security	Shares	Value

Consumer Finance — 3.5%
Bajaj Finance Ltd.	1,313,665	$109,201,107
Cholamandalam Investment and Finance Co. Ltd.	1,980,667	17,481,009
Muthoot Finance Ltd.	580,582	7,737,171
SBI Cards & Payment Services Ltd.	1,137,124	11,568,668
Shriram Transport Finance Co. Ltd.	1,172,686	19,519,343
		165,507,298
Diversified Financial Services — 6.9%
Bajaj Finserv Ltd.	1,841,594	37,107,706
Bajaj Holdings & Investment Ltd.	107,488	8,308,727
Housing Development Finance Corp. Ltd.	8,317,810	276,483,804
		321,900,237
Diversified Telecommunication Services — 0.2%
Indus Towers Ltd.	3,247,980	8,019,176

Electric Utilities — 2.3%
Adani Transmission Ltd.(b)	1,344,669	48,465,890
Power Grid Corp. of India Ltd.	15,135,388	41,760,226
Tata Power Co. Ltd. (The)	6,933,271	19,262,086
		109,488,202
Electrical Equipment — 0.6%
ABB India Ltd.	255,445	9,412,440
Havells India Ltd.	1,208,357	18,677,420
		28,089,860
Food & Staples Retailing — 0.8%
Avenue Supermarts Ltd.(a)(b)	780,859	38,856,603

Food Products — 2.4%
Britannia Industries Ltd.	522,638	28,055,054
Marico Ltd.	2,490,940	15,548,806
Nestle India Ltd.	162,714	40,403,871
Tata Consumer Products Ltd.	2,666,119	26,856,555
		110,864,286
Gas Utilities — 1.7%
Adani Total Gas Ltd.	1,325,765	59,680,593
GAIL India Ltd.	11,096,321	13,007,922
Indraprastha Gas Ltd.	1,518,865	8,265,469
		80,953,984
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	485,310	28,317,552

Hotels, Restaurants & Leisure — 0.6%
Indian Hotels Co. Ltd. (The)	4,109,324	16,230,660
Jubilant Foodworks Ltd.	1,905,051	12,901,297
		29,131,957
Independent Power and Renewable Electricity Producers — 2.0%
Adani Green Energy Ltd.(b)	1,527,576	40,057,610
Adani Power Ltd.(b)	3,719,473	15,275,571
NTPC Ltd.	18,702,130	39,626,752
		94,959,933
Industrial Conglomerates — 0.3%
Siemens Ltd.	343,428	11,746,328
Insurance — 2.1%
HDFC Life Insurance Co. Ltd.(a)	4,663,143	33,926,961
ICICI Lombard General Insurance Co. Ltd.(a)	1,160,258	17,325,602
ICICI Prudential Life Insurance Co. Ltd.(a)	1,733,420	10,168,044
SBI Life Insurance Co. Ltd.(a)	2,171,189	34,251,518
		95,672,125

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.4%
Info Edge India Ltd.	342,064	$16,955,995

Internet & Direct Marketing Retail — 0.3%
Zomato Ltd.(b)	14,335,380	11,675,638

IT Services — 14.8%
HCL Technologies Ltd.	5,233,894	72,649,442
Infosys Ltd.	16,230,999	329,909,825
Larsen & Toubro Infotech Ltd.(a)	221,366	13,315,185
Larsen & Toubro Infotech Ltd., NVS	207,047	12,301,735
Mphasis Ltd.	408,165	10,229,550
Tata Consultancy Services Ltd.	4,410,798	185,233,562
Tech Mahindra Ltd.	2,814,739	37,562,302
Wipro Ltd.	6,611,438	33,491,651
		694,693,252
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	640,017	26,893,223

Metals & Mining — 3.1%
Hindalco Industries Ltd.	6,501,249	36,472,482
Jindal Steel & Power Ltd.	1,967,462	13,077,643
JSW Steel Ltd.	3,496,602	32,114,599
Tata Steel Ltd.	35,329,540	47,290,358
Vedanta Ltd.	3,584,714	13,551,840
		142,506,922
Oil, Gas & Consumable Fuels — 12.5%
Bharat Petroleum Corp. Ltd.	4,183,876	17,585,931
Coal India Ltd.	7,428,851	20,933,749
Hindustan Petroleum Corp. Ltd.	3,077,976	9,083,743
Indian Oil Corp. Ltd.	13,617,940	12,885,852
Oil & Natural Gas Corp. Ltd.	12,131,903	21,257,036
Petronet LNG Ltd.	3,616,346	9,484,876
Reliance Industries Ltd.	14,679,251	493,773,310
		585,004,497
Personal Products — 4.0%
Colgate-Palmolive India Ltd.	590,156	11,836,374
Dabur India Ltd.	2,990,077	21,688,252
Godrej Consumer Products Ltd.(b)	1,972,345	21,439,411
Hindustan Unilever Ltd.	3,965,236	130,999,593
		185,963,630
Pharmaceuticals — 3.2%
Aurobindo Pharma Ltd.	1,271,374	7,345,168
Security	Shares	Value

Pharmaceuticals (continued)
Cipla Ltd.	2,334,701	$32,846,125
Dr. Reddy’s Laboratories Ltd.	561,779	31,067,464
Lupin Ltd.	986,547	9,303,734
Sun Pharmaceutical Industries Ltd.	4,627,525	59,672,336
Torrent Pharmaceuticals Ltd.	489,552	10,001,139
		150,235,966
Real Estate Management & Development — 0.5%
DLF Ltd.	2,983,861	14,840,883
Godrej Properties Ltd.(b)	603,207	9,748,137
		24,589,020
Road & Rail — 0.3%
Container Corp. of India Ltd.	1,322,051	12,605,791

Software — 0.3%
Tata Elxsi Ltd.	165,155	14,398,833

Specialty Retail — 0.3%
Trent Ltd.	874,185	15,884,703

Textiles, Apparel & Luxury Goods — 1.6%
Page Industries Ltd.	29,580	17,285,514
Titan Co. Ltd.	1,716,559	56,336,417
		73,621,931
Tobacco — 1.3%
ITC Ltd.	14,341,431	60,078,080

Trading Companies & Distributors — 1.4%
Adani Enterprises Ltd.	1,374,213	66,466,335

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	2,546,358	27,705,468

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.	10,729,903	112,130,468

Total Investments — 99.8%
(Cost: $2,508,986,497)		4,670,887,154

Other Assets Less Liabilities — 0.2%		10,529,260

Net Assets — 100.0%		$4,681,416,414

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$39,580,000	$—	$(39,580,000)	(b)	$—	$—	$—	—	$284,433	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	195	12/29/22	$7,407	$203,321

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,372,629	$4,639,514,525	$—	$4,670,887,154
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$203,321	$—	$203,321

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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